UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21756
                                                    -----------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                     Date of reporting period: JULY 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)




   PRINCIPAL                                                           MARKET
     VALUE                        DESCRIPTION                          VALUE
------------- ---------------------------------------------------- -------------


ASSET-BACKED SECURITIES - 54.4%

$   2,000,000  ACE Securities Corp., Home Equity Loan Trust,
                 Series 2003-OP1, Class B, 6.00%, 12/25/33+        $   1,960,131
    2,000,000  ACE Securities Corp., Home Equity Loan Trust,
                 Series 2005-HE5, Class M10, 8.39%, 8/25/35**+         1,862,905
    4,016,999  ACLC Business Loan Receivables Trust,
                 Series 1999-1, Class A3, 7.39%, 8/15/20**             3,714,844
    2,241,148  Aircraft Finance Trust,
                 Series 1999-1A, Class A2, 5.87%, 5/15/24+             2,105,278
    1,333,721  Atherton Franchisee Loan Funding,
                 Series 1999-A, Class A2, 7.23%, 4/15/12**             1,358,739
      388,037  Bombardier Capital Mortgage Securitization Corp.,
                 Series 1999-B, Class A1B, 6.61%, 9/15/10                261,439
    4,881,068  Conseco Finance Securitizations Corp.,
                 Series 2000-6, Class M1, 7.72%, 9/01/32               1,014,442
    1,904,738  EMAC Owner Trust, LLC,
                 Series 1998-1, Class A3, 6.63%, 1/15/25**             1,659,726
    1,562,953  EMAC Owner Trust, LLC,
                 Series 2000-1, Class A1, 6.29%, 1/15/27**+            1,095,044
    2,002,136  EMAC Owner Trust, LLC,
                 Series 2000-1, Class A2, 6.29%, 1/15/27**+            1,402,746
       43,586  Empire Funding Home Loan Owner Trust,
                 Series 1998-1, Class B2, 10.24%, 6/25/24+                42,999
    4,905,000  Falcon Franchise Loan Trust,
                 Series 2000-1, Class E, 6.50%, 4/05/16**              3,995,966
    4,231,000  Falcon Franchise Loan Trust,
                 Series 2003-1, Class E, 6.00%, 1/05/25**              2,890,257
    5,000,000  FFCA Secured Lending Corp.,
                 Series 1998-1, Class D1, 7.81%, 10/18/25**            4,538,411
    5,000,000  FFCA Secured Lending Corp.,
                 Series 1999-2, Class B1, 8.27%, 5/18/26**             2,817,185
    2,339,975  FMAC Loan Receivables Trust,
                 Series 1997-B, Class A, 6.85%, 9/15/19**              2,258,602
    1,000,000  Forte CDO (Cayman) Ltd.,
                 Series B-A, Senior Secured Note, 8.04%, 4/12/13**       948,125
      514,421  Green Tree Financial Corp.,
                 Series 1997-4, Class B1, 7.23%, 2/15/29                  77,336
    1,000,000  Green Tree Financial Corp.,
                 Series 1998-4, Class M1, 6.83%, 4/01/30                 381,547
    5,000,000  Green Tree Financial Corp.,
                 Series 1998-6 Class M1, 6.63%, 6/01/30                2,403,125
    6,000,000  Green Tree Financial Corp.,
                 Series 1999-2, Class M1, 6.80%, 12/01/30              1,573,409
    2,500,000  Green Tree Financial Corp.,
                 Series 1999-3, Class M1, 6.96%, 2/01/31                 545,810
   10,000,000  GreenPoint Manufactured Housing Contract Trust,
                 Series 1999-5, Class M2, 9.23%, 12/15/29              4,858,907
    5,000,000  GSAMP Trust,
                 Series 2004-AR2, Class B4, 5.00%, 8/25/34**+          4,260,335



              See Notes to Quarterly Portfolio of Investments.            Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




   PRINCIPAL                                                           MARKET
     VALUE                        DESCRIPTION                          VALUE
------------- ---------------------------------------------------- -------------

ASSET-BACKED SECURITIES - (CONTINUED)

$   3,700,000  Halyard CBO I, Ltd.,
                 Series 1A, Class B, 6.52%, 3/24/10**+             $   2,627,000
    4,000,000  Helios Series I, Multi Asset CBO I, Ltd.,
                 Series 1A, Class B, 6.26%, 12/13/36**+                3,320,000
    2,000,000  Home Equity Mortgage Trust,
                 Series 2005-3, Class B2, 7.00%, 11/25/35              1,702,040
    2,375,000  IndyMac Residential Asset Backed Trust,
                 Series 2005-B, Class M10, 8.89%, 8/25/35+             2,201,620
    1,817,565  Long Beach Mortgage Loan Trust,
                 Series 2002-1, Class M3, 7.89%, 5/25/32+              1,206,326
    2,835,209  Long Beach Mortgage Loan Trust,
                 Series 2002-2, Class M3, 7.64%, 7/25/32+              2,471,467
    2,810,069  Longhorn CDO Ltd.,
                 Series 1, Class C, 11.40%, 5/10/12**+                 2,746,843
    1,266,224  Morgan Stanley Dean Witter Capital I,
                 Series 2001-NC3, Class B1, 9.06%, 10/25/31+           1,249,226
    4,500,000  North Street Referenced Linked Notes,
                 Series 2000-1A, Class C, 7.24%, 4/28/11**+            3,330,000
    8,000,000  Oakwood Mortgage Investors, Inc.,
                 Series 2002-B, Class M1, 7.62%, 6/15/32               1,873,190
    3,000,000  Park Place Securities, Inc.,
                 Series 2004-WCW2, Class M10, 8.14%, 10/25/34**+       2,824,913
    3,000,000  Park Place Securities, Inc.,
                 Series 2005-WHQ4, Class M10, 7.89%, 9/25/35**+        2,687,979
    2,989,976  Pegasus Aviation Lease Securitization III,
                 Series 2001-1A, Class A3, 6.03%, 3/10/14**+           2,633,048
    6,000,000  Soundview Home Equity Loan Trust,
                 Series 2005-A, Class B2, 8.39%, 4/25/35**+            5,500,346
    1,620,000  Structured Asset  Securitites Corp.,
                 Series 2003-BC3, Class B, 8.39%, 4/25/33**+           1,514,643
    2,651,000  Structured Asset Investment Loan Trust,
                 Series 2004-8, Class B2, 5.00%, 9/25/34               2,462,413
    5,000,000  Summit CBO I, Ltd.,
                 Series 1A, Class B, 6.30%, 5/23/11**+                 1,128,125
    5,000,000  Wilbraham CBO Ltd.,
                 Series 1A, Class A2, 6.28%, 7/13/12**+                4,050,000
                                                                   -------------

               TOTAL ASSET-BACKED SECURITIES                          93,556,487
                                                                   -------------
               (Cost $93,181,412)

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%

    3,991,706  CWALT, Inc., Pass-Through Certificates,
                 Series 2005-56, Class B4, 6.64%, 11/25/35**+          2,395,023
    8,981,339  CWALT, Inc., Pass-Through Certificates,
                 Series 2005-56, Class B5, 6.64%, 11/25/35**+          1,886,081
    4,999,480  HarborView Mortgage Loan Trust,
                 Series 2005-9, Class B10, 6.22%, 6/20/35+             4,405,607
                                                                   -------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS               8,686,711
                                                                   -------------
               (Cost $8,317,925)



              See Notes to Quarterly Portfolio of Investments.            Page 2

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




   PRINCIPAL                                                           MARKET
     VALUE                        DESCRIPTION                          VALUE
------------- ---------------------------------------------------- -------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.9%

$   1,171,422  Banc of America Commercial Mortgage Inc.,
                 Series 2000-1, Class M, 6.00%, 11/15/31**         $     963,938
    2,000,000  Banc of America Large Loan, Inc.,
                 Series 2005-MIB1, Class L, 8.37%, 3/15/22**+          1,970,001
    2,878,166  Banc of America Structured Securities Trust,
                 Series 2002-X1, Class O, 7.00%, 10/11/33**            2,504,666
    2,878,166  Banc of America Structured Securities Trust,
                 Series 2002-X1, Class P, 7.00%, 10/11/33**            2,077,388
    1,776,400  Bear Stearns Commercial Mortgage Securities,
                 Series 2000-WF1, Class K, 6.50%, 2/15/32              1,470,355
   20,333,540  FannieMae-ACES,
                 Series 1998-M7, Class N, IO, 0.76%,  5/25/36+           414,215
      700,000  GE Capital Commercial Mortgage Corp.,
                 Series  2000-1, Class  G,  6.13%,   1/15/33**           666,631
    1,000,000  GMAC Commercial Mortgage Securities, Inc.,
                 Series 1999-C3, Class G, 6.97%, 8/15/36**               895,766
  113,172,860  Government National Mortgage Association,
                 Series 2003-47, Class XA, IO, 0.18%, 6/16/43+         6,263,869
   22,220,568  Government National Mortgage Association,
                 Series 2003-59, Class XA, IO, 0.97%, 6/16/34+         1,921,081
    7,000,000  GS Mortgage Securities Corp. II,
                 Series 1998-C1, Class H, 6.00%, 10/18/30**            3,611,714
    3,025,000  LB-UBS Commercial Mortgage Trust,
                 Series 2001-C7, Class Q, 5.87%, 11/15/33**            2,201,818
    2,951,002  LB-UBS Commercial Mortgage Trust,
                 Series 2001-C7, Class S, 5.87%, 11/15/33**
    1,740,820  968,400 Morgan Stanley Capital I Inc.,
                 Series 1999-WF1, Class M, 5.91%, 11/15/31**             621,111
                                                                   -------------

               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES            27,323,373
                                                                   -------------
               (Cost $27,093,369)

CORPORATE BONDS AND NOTES - 19.4%

    2,000,000  Advanced Lighting Technologies, Inc.,
                 Senior Subordinated Note, 11.00%, 3/31/09             1,990,000
    1,500,000  Alliance One International, Inc.,
                 Company Guarantee, 11.00%, 5/15/12                    1,466,250
    1,000,000  Alliance One International, Inc.,
                 Senior Subordinated Note, 12.75%, 11/15/12              975,000
      375,000  CitiSteel USA, Inc.,
                 Secured Senior Note, PIK, 15.00%, 10/01/10**            390,938
    2,000,000  Edgen Acquisition Corp.,
                 Secured Senior Note, 9.88%, 2/01/11                   1,990,000
    1,500,000  Elgin National Industries, Inc.,
                 Series B, Company Guarantee, 11.00%, 11/01/07         1,488,750


              See Notes to Quarterly Portfolio of Investments.            Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




   PRINCIPAL                                                           MARKET
     VALUE                        DESCRIPTION                          VALUE
------------- ---------------------------------------------------- -------------

CORPORATE BONDS AND NOTES - (CONTINUED)
$   2,000,000  Eurofresh Inc.,
                 Senior Note, 11.50%, 1/15/13**                    $   1,960,000
    2,000,000  GSI Group Inc.,
                 Company Guarantee, 12.00%, 5/15/13                    2,080,000
    1,000,000  Interactive Health, LLC,
                 Senior Note, 7.25%, 4/01/11**                           820,000
      500,000  Metallurg Holdings, Inc.,
                 Secured Senior Note, 10.50%, 10/01/10**                 497,500
    2,000,000  Milacron Escrow Corp.,
                 Secured Senior Note, 11.50%, 5/15/11                  1,860,000
    2,000,000  Motors and Gears Holdings Inc.,
                 Series D, Senior Note, 10.75%, 11/15/06               1,990,000
    1,000,000  Mrs. Fields Famous Brands, LLC,
                 Company Guarantee, 9.00%, 3/15/11                       785,000
    1,000,000  PCA Finance Corp., LLC,
                 Secured Senior Note, 14.00%, 6/01/09**                1,002,637
    1,500,000  Rafealla Apparel Group, Inc.,
                 Senior Note, 11.25%, 6/15/11**                        1,455,000
    2,000,000  Sheridan Group, Inc.,
                 Secured Senior Note, 10.25%, 8/15/11                  2,030,000
    2,000,000  Spansion LLC,
                 Senior Note, 11.25%, 1/15/16**                        2,055,000
    2,000,000  Transmeridian Exploration Inc.,
                 Company Guarantee, 12.00%, 12/15/10                   2,030,000
    1,000,000  TriMas Corp.,
                 Company Guarantee, 9.88%, 6/15/12                       927,500
    2,000,000  Unisys Corp.,
                 Senior Note, 8.00%, 10/15/12                          1,835,000
    2,000,000  Uno Restaurant Holdings Corp.,
                 Senior Note, 10.00%, 2/15/11**                        1,555,000
    1,250,000  Windmere-Durable Holdings, Inc.,
                 Senior Subordinated Note, 10.00%, 7/31/08             1,253,125
    1,000,000  Wornick Company, Secured
                 Senior Note, 10.88%, 7/15/11                          1,015,000
                                                                   -------------

               TOTAL CORPORATE BONDS AND NOTES                        33,451,700
                                                                   -------------
               (Cost $33,480,225)



              See Notes to Quarterly Portfolio of Investments.            Page 4

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2006 (UNAUDITED)




                                                                      MARKET
    SHARES                        DESCRIPTION                          VALUE
------------- ---------------------------------------------------- -------------

PREFERRED SECURITIES - 4.2%

    1,450,000  Ajax Ltd., Series 2A**                              $     848,250
    2,000,000  Ajax Ltd., Series 2X**                                  1,170,000
    4,000,000  Pro Rata Funding Ltd. Inc.**                            3,280,000
    2,000,000  Soloso CDO Ltd., Series 2005-1**                        1,980,000
                                                                   -------------
                                                                       7,278,250
                                                                   -------------


               TOTAL PREFERRED SECURITIES                              7,278,250
                                                                   -------------
               (Cost $7,178,974)

               TOTAL INVESTMENTS - 98.9%                             170,296,521
               (Cost $169,251,905)*
               NET OTHER ASSETS AND LIABILITIES - 1.1%                 1,850,573
                                                                   -------------
               NET ASSETS - 100.0%                                 $ 172,147,094
                                                                   -------------
                                                                   -------------



     *   Aggregate cost for federal income tax and financial reporting purposes.

     ** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold, in transactions exempt from registration. At July 31, 2006, these securities amounted to $103,715,064, or 60.25% of net assets (Note 1C).

     + Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.

    ACES Alternative Credit Enhancement Securities

     IO  Interest only

     PIK Payment-in-Kind




              See Notes to Quarterly Portfolio of Investments.            Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)


                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                 JULY 31, 2006


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of the First Trust Strategic High Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.


B. SECURITIES TRANSACTIONS:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

C. RESTRICTED SECURITIES
The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of July 31, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                      ACQUISITION       CARRYING VALUE
SECURITY                                                                  DATE              PER UNIT        COST
----------------------------------------------------------------------------------------------------------------------
ACE Securities Corp., Home Equity Loan Trust, Series 2005-HE5, Class M10  8/5/05         $      93.15   $   1,786,195
ACLC Business Loan Receivables Trust, Series 1999-1, Class A3           10/13/05                92.48       3,683,711
Atherton Franchisee Loan Funding, Series 1999-A, Class A2                 6/8/06               101.88       1,353,981
Ajax Ltd., Series 2A                                                    11/30/05                 0.59         821,063
Ajax Ltd., Series 2X                                                    11/30/05                 0.59       1,132,500
Banc of America Commercial Mortgage Inc., Series 2000-1, Class M          8/2/05                82.29         898,436
Banc of America Large Loan, Inc., Series 2005-M1B1, Class L              6/26/06                98.50       1,982,343
Banc of America Structured Securities Trust, Series 2002-X1, Class O      8/4/05                87.02       2,567,507
Banc of America Structured Securities Trust, Series 2002-X1, Class P      8/4/05                72.18       2,092,895
CitiSteel USA, Inc., Senior Secured Note, PIK                            6/29/06               104.25         375,000
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B4         3/23/06                60.00       2,343,812
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B5         3/23/06                21.00       1,749,713

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                 JULY 31, 2006

                                                                      ACQUISITION       CARRYING VALUE
SECURITY                                                                  DATE              PER UNIT        COST
----------------------------------------------------------------------------------------------------------------------
EMAC Owner Trust, LLC, Series 1998-1, Class A3                           7/31/06         $      87.14   $   1,695,217
EMAC Owner Trust, LLC, Series 2000-1, Class A1                           7/31/06                70.06       1,125,326
EMAC Owner Trust, LLC, Series 2000-1, Class A2                           7/31/06                70.06       1,441,538
Eurofresh Inc., Senior Note                                               5/1706                98.00       2,015,346
Falcon Franchise Loan Trust, Series 2000-1, Class E                       8/9/05                81.47       3,955,856
Falcon Franchise Loan Trust, Series 2003-1, Class E                      8/18/05                68.31       3,018,648
FFCA Secured Lending Corp., Series 1998-1, Class D1                      8/25/05                90.77       4,451,383
FFCA Secured Lending Corp., Series 1999-2, Class B1                       8/2/05                56.34       2,944,529
FMAC Loan Receivables Trust, Series 1997-B, Class A                       8/4/05                96.52       2,298,728
Forte CDO (Cayman) Ltd., Series B, Senior Secured Note                    8/4/05                94.81         973,019
GE Capital Commercial Mortgage Corp., Series 2000-1, Class G              6/6/06                95.23         673,131
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class G       8/24/05                89.58         916,830
GS Mortgage Securities Corp. II, Series 1998-C1, Class H                  8/2/05                51.60       3,424,910
GSAMP Trust, Series 2004-AR2, Class B4                                   8/17/05                85.21       4,522,068
Halyard CBO I, Multi Asset CBO I, Ltd., Series 1A, Class B               3/27/06                71.00       2,516,000
Helios Series I, Multi Asset CBO I, Ltd., Series 1A, Class B             2/28/06                83.00       3,258,289
Interactive Health, LLC, Senior Note                                    12/13/05                82.00         844,520
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class Q                9/19/05                72.79       2,328,332
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class S                9/29/05                58.99       1,565,975
Longhorn CDO Ltd., Series 1, Class C                                     3/24/06                97.75       2,643,878
Metallurg Holdings, Inc., Senior Secured Note                            9/16/05                99.50         489,130
Morgan Stanley Capital I Inc., Series 1999-WF1, Class M                   8/3/05                64.14         598,416
North Street Referenced Linked Notes, Series 2000-1A, Class C            3/27/06                74.00       2,983,369
Park Place Securities, Inc., Series 2004-WCW2, Class M10                 3/24/06                94.16       2,789,122
Park Place Securities, Inc., Series 2005-WHQ4, Class M10                 8/26/05                89.60       2,374,687
PCA Finance Corp., LLC, Secured Note                                      4/6/06               100.26       1,020,000
Pegasus Aviation Lease Securitization III, Series 2001-1A, Class A3       8/4/05                88.06       2,333,299
Pro Rata Funding Ltd. Inc.                                               4/11/06                 0.82       3,240,000
Rafealla Apparel Group, Inc., Senior Note                                5/16/06                97.00       1,463,486
Soloso CDO Ltd., Series 2005-1                                           8/12/05                 0.99       1,985,412
Soundview Home Equity Loan Trust, Series 2005-A, Class B2                 8/4/05                91.67       5,438,258
Spansion LLC, Senior Note                                                 4/3/06               102.75       1,931,112
Structured Asset Securities Corp., Series 2003-BC3, Class B              2/28/06                93.50       1,525,654
Summit CBO I, Ltd., Series 1A, Class B                                    8/3/05                22.56       1,300,513
Uno Restaurant Holdings Corp., Senior Note                               9/15/05                77.75       1,802,821
Wilbraham CBO Ltd., Series 1A, Class A2                                  2/28/06                81.00       3,953,913


                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of July 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,471,189, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,426,573.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date              SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.